Investment securities	12 Months Ended
Dec. 31, 2017
Available For Sale Securities Member
Investment

Note 7 – Investment securities available-for-sale

The following tables present the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities available-for-sale at December 31, 2017 and 2016.

	At December 31, 2017
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$1,112,791	$8	$2,101	$1,110,698	1.06%
After 1 to 5 years	2,550,116	-	26,319	2,523,797	1.55
After 5 to 10 years	293,579	281	191	293,669	2.24
Total U.S. Treasury securities	3,956,486	289	28,611	3,928,164	1.46
Obligations of U.S. Government sponsored entities
Within 1 year	276,304	21	818	275,507	1.26
After 1 to 5 years	336,922	22	3,518	333,426	1.48
Total obligations of U.S. Government sponsored entities	613,226	43	4,336	608,933	1.38
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	6,668	-	59	6,609	2.30
Total obligations of Puerto Rico, States and political subdivisions	6,668	-	59	6,609	2.30
Collateralized mortgage obligations - federal agencies
Within 1 year	40	-	-	40	2.60
After 1 to 5 years	16,972	173	75	17,070	2.90
After 5 to 10 years	36,186	57	526	35,717	2.31
After 10 years	914,568	2,789	26,431	890,926	2.01
Total collateralized mortgage obligations - federal agencies	967,766	3,019	27,032	943,753	2.03
Mortgage-backed securities
Within 1 year	484	8	-	492	4.23
After 1 to 5 years	14,599	206	211	14,594	3.50
After 5 to 10 years	339,161	2,390	3,765	337,786	2.21
After 10 years	4,385,368	19,493	69,071	4,335,790	2.46
Total mortgage-backed securities	4,739,612	22,097	73,047	4,688,662	2.44
Equity securities (without contractual maturity)	1,039	776	-	1,815	8.21
Other
After 5 to 10 years	789	13	-	802	3.62
Total other	789	13	-	802	3.62
Total investment securities available-for-sale[1]	$10,285,586	$26,237	$133,085	$10,178,738	1.96%
[1]Includes $6.6 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $5.6 billion serve as collateral for public funds.

	At December 31, 2016
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$844,002	$1,254	$28	$845,228	1.00%
After 1 to 5 years	1,300,729	214	9,551	1,291,392	1.11
Total U.S. Treasury securities	2,144,731	1,468	9,579	2,136,620	1.06
Obligations of U.S. Government sponsored entities
Within 1 year	100,050	102	-	100,152	0.98
After 1 to 5 years	613,293	710	2,505	611,498	1.38
After 5 to 10 years	200	-	-	200	5.64
Total obligations of U.S. Government sponsored entities	713,543	812	2,505	711,850	1.32
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	6,419	-	161	6,258	2.89
After 5 to 10 years	5,000	-	1,550	3,450	3.80
After 10 years	17,605	-	4,542	13,063	7.09
Total obligations of Puerto Rico, States and political subdivisions	29,024	-	6,253	22,771	5.60
Collateralized mortgage obligations - federal agencies
Within 1 year	13	-	-	13	1.23
After 1 to 5 years	18,524	429	28	18,925	2.89
After 5 to 10 years	39,178	428	61	39,545	2.68
After 10 years	1,180,686	6,313	23,956	1,163,043	1.99
Total collateralized mortgage obligations - federal agencies	1,238,401	7,170	24,045	1,221,526	2.02
Mortgage-backed securities
Within 1 year	55	1	-	56	4.76
After 1 to 5 years	19,960	537	43	20,454	3.86
After 5 to 10 years	317,185	3,701	1,721	319,165	2.29
After 10 years	3,805,675	28,772	68,790	3,765,657	2.47
Total mortgage-backed securities	4,142,875	33,011	70,554	4,105,332	2.46
Equity securities (without contractual maturity)	1,246	876	-	2,122	7.94
Other
Within 1 year	8,539	11	-	8,550	1.78
After 5 to 10 years	1,004	31	-	1,035	3.62
Total other	9,543	42	-	9,585	1.97
Total investment securities available-for-sale[1]	$8,279,363	$43,379	$112,936	$8,209,806	1.94%
[1]Includes $4.1 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $3.4 billion serve as collateral for public funds.

The weighted average yield on investment securities available-for-sale is based on amortized cost; therefore, it does not give effect to changes in fair value.

Securities not due on a single contractual maturity date, such as mortgage-backed securities and collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations, mortgage-backed securities and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investment securities available-for-sale at December 31, 2017 by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$1,389,619	$1,386,737
After 1 to 5 years	2,925,277	2,895,496
After 5 to 10 years	669,715	667,974
After 10 years	5,299,936	5,226,716
Total	10,284,547	10,176,923
Equity securities	1,039	1,815
Total investment securities available-for-sale	$10,285,586	$10,178,738

During the year ended December 31, 2017, the Corporation sold equity securities and obligations from the Puerto Rico government and its political subdivisions. The proceeds from these sales were $ 15.0 million. During the year ended December 31, 2016, the Corporation sold mortgage-backed securities, equity securities and obligations from the Puerto Rico government and its political subdivisions. The proceeds from these sales were $ 5.3 million. Gross realized gains and losses on the sale of investment securities available-for-sale for the years ended December 31, 2017, 2016 and 2015 were as follows:

	Years ended December 31,
(In thousands)	2017	2016	2015
Gross realized gains	$346	$378	$226
Gross realized losses	(12)	-	(85)
Net realized gains on sale of investment securities available-for-sale	$334	$378	$141

The following tables present the Corporation’s fair value and gross unrealized losses of investment securities available-for-sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2017 and 2016.

	At December 31, 2017
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$2,608,473	$14,749	$1,027,066	$13,862	$3,635,539	$28,611
Obligations of U.S. Government sponsored entities	214,670	1,108	376,807	3,228	591,477	4,336
Obligations of Puerto Rico, States and political
subdivisions	6,609	59	-	-	6,609	59
Collateralized mortgage obligations - federal agencies	153,336	2,110	595,339	24,922	748,675	27,032
Mortgage-backed securities	1,515,295	12,529	2,652,359	60,518	4,167,654	73,047
Total investment securities available-for-sale in an
unrealized loss position	$4,498,383	$30,555	$4,651,571	$102,530	$9,149,954	$133,085

	At December 31, 2016
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$1,162,110	$9,579	$-	$-	$1,162,110	$9,579
Obligations of U.S. Government sponsored entities	430,273	2,426	3,126	79	433,399	2,505
Obligations of Puerto Rico, States and political
subdivisions	6,258	161	16,512	6,092	22,770	6,253
Collateralized mortgage obligations - federal agencies	505,503	8,112	339,236	15,933	844,739	24,045
Mortgage-backed securities	3,537,606	70,173	15,113	381	3,552,719	70,554
Total investment securities available-for-sale in an
unrealized loss position	$5,641,750	$90,451	$373,987	$22,485	$6,015,737	$112,936

As of December 31, 2017, the available-for-sale investment portfolio reflects gross unrealized losses of approximately $133 million, driven mainly by U.S. Treasury securities, collateralized mortgage obligations, and mortgage-backed securities.

Management evaluates investment securities for other-than-temporary (“OTTI”) declines in fair value on a quarterly basis. Once a decline in value is determined to be other-than-temporary, the value of a debt security is reduced and a corresponding charge to earnings is recognized for anticipated credit losses. Also, for equity securities that are considered other-than-temporarily impaired, the excess of the security’s carrying value over its fair value at the evaluation date is accounted for as a loss in the results of operations. The OTTI analysis requires management to consider various factors, which include, but are not limited to: (1) the length of time and the extent to which fair value has been less than the amortized cost basis, (2) the financial condition of the issuer or issuers, (3) actual collateral attributes, (4) the payment structure of the debt security and the likelihood of the issuer being able to make payments, (5) any rating changes by a rating agency, (6) adverse conditions specifically related to the security, industry, or a geographic area, and (7) management’s intent to sell the debt security or whether it is more likely than not that the Corporation would be required to sell the debt security before a forecasted recovery occurs.

At December 31, 2017, management performed its quarterly analysis of all debt securities in an unrealized loss position. Based on the analysis performed, management concluded that no individual debt security was other-than-temporarily impaired as of such date. During the quarter ended June 30, 2017, the Corporation recognized an other-than-temporary impairment charge of $8.3 million on Puerto Rico Sales Tax Financing Corporation (“COFINA”) bonds classified as available-for-sale. These were subsequently sold by the Corporation during the third quarter of 2017, at a gain of approximately $0.1 million.

At December 31, 2017, the Corporation did not have the intent to sell debt securities in an unrealized loss position and it was not more likely than not that the Corporation would have to sell the investments securities prior to recovery of their amortized cost basis.

During the quarter ended June 30, 2016, the Corporation recognized an other-than-temporary impairment charge of $209 thousand on an investment security available-for-sale classified as obligations from Puerto Rico government and its political subdivisions. Puerto Rico’s fiscal and economic situation, together with, among other factors, the moratorium declared on the payment of principal and interest on obligations of certain Puerto Rico government securities, including those issued or guaranteed by the Commonwealth, led management to conclude that the unrealized losses on this security was other-than-temporary. The security, for which an other-than-temporary impairment was recorded, was sold during the fourth quarter of 2016, resulting in a realized gain of $30 thousand. The proceeds from this sale were $882 thousand.

The following table states the name of issuers, and the aggregate amortized cost and fair value of the securities of such issuer (includes available-for-sale and held-to-maturity securities), in which the aggregate amortized cost of such securities exceeds 10% of stockholders’ equity. This information excludes securities backed by the full faith and credit of the U.S. Government. Investments in obligations issued by a state of the U.S. and its political subdivisions and agencies, which are payable and secured by the same source of revenue or taxing authority, other than the U.S. Government, are considered securities of a single issuer.

	2017		2016

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$3,621,537	$3,572,474	$3,255,844	$3,211,443
Freddie Mac	1,358,708	1,335,685	1,381,197	1,361,933

Held To Maturity Securities Member
Investment

Note 8 – Investment securities held-to-maturity

The following tables present the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities held-to-maturity at December 31, 2017 and 2016.

	At December 31, 2017
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$3,295	$-	$79	$3,216	5.96%
After 1 to 5 years	15,485	-	4,143	11,342	6.05
After 5 to 10 years	29,240	-	8,905	20,335	3.89
After 10 years	44,734	3,834	222	48,346	1.93
Total obligations of Puerto Rico, States and political subdivisions	92,754	3,834	13,349	83,239	3.38
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	67	4	-	71	5.45
Total collateralized mortgage obligations - federal agencies	67	4	-	71	5.45
Other
Within 1 year	500	-	7	493	1.96
After 1 to 5 years	500	-	-	500	2.97
Total other	1,000	-	7	993	2.47
Total investment securities held-to-maturity[1]	$93,821	$3,838	$13,356	$84,303	3.37%
[1]Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.

	At December 31, 2016
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$3,105	$-	$1,240	$1,865	5.90%
After 1 to 5 years	14,540	-	5,957	8,583	6.02
After 5 to 10 years	18,635	-	7,766	10,869	6.20
After 10 years	59,747	1,368	8,892	52,223	1.91
Total obligations of Puerto Rico, States and political subdivisions	96,027	1,368	23,855	73,540	3.49
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	74	4	-	78	5.45
Total collateralized mortgage obligations - federal agencies	74	4	-	78	5.45
Other
Within 1 year	1,000	-	3	997	1.65
After 1 to 5 years	1,000	-	39	961	2.44
Total other	2,000	-	42	1,958	2.05
Total investment securities held-to-maturity[1]	$98,101	$1,372	$23,897	$75,576	3.46%
[1]Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.

Securities not due on a single contractual maturity date, such as collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investment securities held-to-maturity at December 31, 2017 by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$3,795	$3,709
After 1 to 5 years	15,985	11,842
After 5 to 10 years	29,307	20,406
After 10 years	44,734	48,346
Total investment securities held-to-maturity	$93,821	$84,303

The following tables present the Corporation’s fair value and gross unrealized losses of investment securities held-to-maturity, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2017 and 2016:

	At December 31, 2017
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$-	$-	$35,696	$13,349	$35,696	$13,349
Other	-	-	743	7	743	7
Total investment securities held-to-maturity in an unrealized
loss position	$-	$-	$36,439	$13,356	$36,439	$13,356

	At December 31, 2016
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$31,294	$1,702	$30,947	$22,153	$62,241	$23,855
Other	491	9	1,217	33	1,708	42
Total investment securities held-to-maturity in an unrealized
loss position	$31,785	$1,711	$32,164	$22,186	$63,949	$23,897

As indicated in Note 7 to these Consolidated Financial Statements, management evaluates investment securities for OTTI declines in fair value on a quarterly basis.

The “Obligations of Puerto Rico, States and political subdivisions” classified as held-to-maturity at December 31, 2017 are primarily associated with securities issued by municipalities of Puerto Rico and are generally not rated by a credit rating agency. This includes $49 million of general and special obligation bonds issued by three municipalities of Puerto Rico, which are payable primarily from, and have a lien on, certain property taxes imposed by the issuing municipality. In the case of general obligations, they also benefit from a pledge of the full faith, credit and unlimited taxing power of the issuing municipality and issuing municipalities are required by law to levy property taxes in an amount sufficient for the payment of debt service on such general obligations bonds.

The portfolio also includes approximately $44 million in securities for which the underlying source of payment is not the central government, but in which a government instrumentality provides a guarantee in the event of default. The Corporation performs periodic credit quality reviews on these issuers. Based on the quarterly analysis performed, management concluded that no individual debt security held-to-maturity was other-than-temporarily impaired at December 31, 2017. Further deterioration of the fiscal crisis of the Government of Puerto Rico or of Puerto Rico’s economy could further affect the value of these securities, resulting in losses to the Corporation. The Corporation does not have the intent to sell securities held-to-maturity and it is more likely than not that the Corporation will not have to sell these investment securities prior to recovery of their amortized cost basis.

Refer to Note 27 for additional information on the Corporation’s exposure to the Puerto Rico Government.